Basis of Presentation and Summary of Significant Accounting Policies (Useful Lives of Premises and Equipment) (Detail)	12 Months Ended
Mar. 31, 2017
Buildings | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	3 years
Buildings | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	50 years
Equipment and furniture | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	2 years
Equipment and furniture | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	20 years
Leasehold improvements | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	3 years
Leasehold improvements | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	50 years